Average Annual Total Returns{- Fidelity® Connecticut Municipal Income Fund} - 11.30 Fidelity Connecticut Municipal Funds - Combo PRO-12 - Fidelity® Connecticut Municipal Income Fund	Fidelity Connecticut Municipal Income Fund-Default Return Before Taxes Past 1 year	Fidelity Connecticut Municipal Income Fund-Default Return Before Taxes Past 5 years	Fidelity Connecticut Municipal Income Fund-Default Return Before Taxes Past 10 years	Fidelity Connecticut Municipal Income Fund-Default After Taxes on Distributions Past 1 year	Fidelity Connecticut Municipal Income Fund-Default After Taxes on Distributions Past 5 years	Fidelity Connecticut Municipal Income Fund-Default After Taxes on Distributions Past 10 years	Fidelity Connecticut Municipal Income Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Connecticut Municipal Income Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Connecticut Municipal Income Fund-Default After Taxes on Distributions and Sales Past 10 years	LB015 Past 1 year	LB015 Past 5 years	LB015 Past 10 years	IXYGY Past 1 year	IXYGY Past 5 years	IXYGY Past 10 years
Total	4.23%	3.36%	4.02%	4.12%	3.24%	3.89%	3.55%	3.15%	3.76%	5.21%	3.91%	4.63%	5.46%	3.83%	4.43%